Other liabilities - Future amortization of unfavorable contracts (Details) $ in Millions	Jun. 30, 2022 USD ($)
Payables and Accruals [Abstract]
Remainder of 2022	$ 7
2023	24
2024	24
2025 and thereafter	22
Total	$ 77